Notes Payable - Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Aug. 31, 2019	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Notes Payable - Related Parties (Textual)
Advances			$ 403
Annual Interest rate, percentage			10.00%
Debt instrument, maturity date			Jul. 30, 2020
Interest on related party			$ 18
William B. Hoagland [Member]
Notes Payable - Related Parties (Textual)
Advances	$ 45	$ 30
Board Member [Member]
Notes Payable - Related Parties (Textual)
Advances			$ 328